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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402

(Address of principal executive offices) (Zip code)

Greg J. Lyons, Secretary and Chief Legal Officer

Russell Investment Company

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 – March 31, 2009

Item 1. Schedule of Investments

2009 QUARTERLY REPORT

LifePoints® Funds

Target Distribution Strategies

MARCH 31, 2009

FUND

2017 Retirement Distribution Fund — A Shares

2017 Accelerated Distribution Fund — A Shares

2027 Extended Distribution Fund — A Shares

2017 Retirement Distribution Fund — S Shares

2017 Accelerated Distribution Fund — S Shares

2027 Extended Distribution Fund — S Shares

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on six of these Funds.

Russell Investment Company

LifePoints® Funds

Target Distribution Strategies

Quarterly Report

March 31, 2009 (Unaudited)

Russell Investment Company - LifePoints® Funds Target Distribution Strategies.

Copyright © Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Schedule of Investments — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 80.5%
Russell Strategic Bond Fund	74,186	666

Domestic Equities - 12.1%
Russell Real Estate Securities Fund	588	10
Russell U.S. Core Equity Fund	2,301	40
Russell U.S. Quantitative Equity Fund	2,072	39
Russell U.S. Small & Mid Cap Fund	898	11

		100

International Equities - 6.4%
Russell Emerging Markets Fund	784	7
Russell Global Equity Fund	2,054	11
Russell International Developed Markets Fund	1,722	35

		53

Total Investments - 99.0% (identified cost $879)		819

Other Assets and Liabilities, Net - 1.0%		8

Net Assets - 100.0%		827

See accompanying notes which are an integral part of the financial statements.

2017 Retirement Distribution Fund — A Shares	3

Russell Investment Company

2017 Accelerated Distribution Fund — A Shares

Schedule of Investments — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.7%
Other Russell Investment Company Series Mutual Funds

Bonds - 96.6%
Russell Strategic Bond Fund	111,540	1,002

Domestic Equities - 2.0%
Russell Real Estate Securities Fund	127	2
Russell U.S. Core Equity Fund	491	9
Russell U.S. Quantitative Equity Fund	433	8
Russell U.S. Small & Mid Cap Fund	187	2

		21

International Equities - 1.1%
Russell Emerging Markets Fund	175	2
Russell Global Equity Fund	435	2
Russell International Developed Markets Fund	360	7

		11

Total Investments - 99.7% (identified cost $1,111)		1,034

Other Assets and Liabilities, Net - 0.3%		3

Net Assets - 100.0%		1,037

See accompanying notes which are an integral part of the financial statements.

4	2017 Accelerated Distribution Fund — A Shares

Russell Investment Company

2027 Extended Distribution Fund — A Shares

Schedule of Investments — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.8%
Other Russell Investment Company Series Mutual Funds

Bonds - 92.1%
Russell Strategic Bond Fund	86,984	781

Domestic Equities - 5.6%
Russell Real Estate Securities Fund	278	5
Russell U.S. Core Equity Fund	1,132	20
Russell U.S. Quantitative Equity Fund	988	18
Russell U.S. Small & Mid Cap Fund	427	5

		48

International Equities - 3.1%
Russell Emerging Markets Fund	408	4
Russell Global Equity Fund	1,007	5
Russell International Developed Markets Fund	824	17

		26

Total Investments - 100.8% (identified cost $964)		855

Other Assets and Liabilities, Net - (0.8%)		(7)

Net Assets - 100.0%		848

See accompanying notes which are an integral part of the financial statements.

2027 Extended Distribution Fund — A Shares	5

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Schedule of Investments — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 78.0%
Russell Strategic Bond Fund	100,202	900

Domestic Equities - 13.8%
Russell Real Estate Securities Fund	982	17
Russell U.S. Core Equity Fund	3,664	64
Russell U.S. Quantitative Equity Fund	3,297	61
Russell U.S. Small & Mid Cap Fund	1,444	17

		159

International Equities - 7.3%
Russell Emerging Markets Fund	1,268	13
Russell Global Equity Fund	3,269	17
Russell International Developed Markets Fund	2,712	55

		85

Total Investments - 99.1% (identified cost $1,189)		1,144

Other Assets and Liabilities, Net - 0.9%		10

Net Assets - 100.0%		1,154

See accompanying notes which are an integral part of the financial statements.

6	2017 Retirement Distribution Fund — S Shares

Russell Investment Company

2017 Accelerated Distribution Fund — S Shares

Schedule of Investments — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 101.5%
Other Russell Investment Company Series Mutual Funds

Bonds - 96.7%
Russell Strategic Bond Fund	110,623	994

Domestic Equities - 3.1%
Russell Real Estate Securities Fund	192	3
Russell U.S. Core Equity Fund	750	13
Russell U.S. Quantitative Equity Fund	658	12
Russell U.S. Small & Mid Cap Fund	286	4

		32

International Equities - 1.7%
Russell Emerging Markets Fund	264	3
Russell Global Equity Fund	665	3
Russell International Developed Markets Fund	550	11

		17

Total Investments - 101.5% (identified cost $1,163)		1,043

Other Assets and Liabilities, Net - (1.5%)		(15)

Net Assets - 100.0%		1,028

See accompanying notes which are an integral part of the financial statements.

2017 Accelerated Distribution Fund — S Shares	7

Russell Investment Company

2027 Extended Distribution Fund — S Shares

Schedule of Investments — March 31, 2009 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.5%
Other Russell Investment Company Series Mutual Funds

Bonds - 90.3%
Russell Strategic Bond Fund	131,712	1,183

Domestic Equities - 6.0%
Russell Real Estate Securities Fund	472	8
Russell U.S. Core Equity Fund	1,810	31
Russell U.S. Quantitative Equity Fund	1,618	30
Russell U.S. Small & Mid Cap Fund	702	9

		78

International Equities - 3.2%
Russell Emerging Markets Fund	635	6
Russell Global Equity Fund	1,617	8
Russell International Developed Markets Fund	1,359	28

		42

Total Investments - 99.5% (identified cost $1,450)		1,303

Other Assets and Liabilities, Net - 0.5%		7

Net Assets - 100.0%		1,310

See accompanying notes which are an integral part of the financial statements.

8	2027 Extended Distribution Fund — S Shares

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Quarterly Report — March 31, 2009 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on six of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a second amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Funds seek to achieve their objective by investing in several other RIC Funds (the “Underlying Funds”) using a dynamic asset allocation investment strategy. The Underlying Funds currently include the Russell Short Duration Bond, Russell Strategic Bond, Russell Real Estate Securities, Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell Emerging Markets, Russell Global Equity, Russell International Developed Markets and Russell Money Market Funds. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by an Underlying Fund. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, and pricing services which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Bank loans and forwards: mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

Notes to Quarterly Report	9

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Quarterly Report, continued — March 31, 2009 (Unaudited)

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds’ investments for the period ended March 31, 2009 were as follows:

	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares	2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Level 1	$819,094	$1,033,970	$855,108	$1,143,738	$1,042,650	$1,303,204
Level 2	—	—	—	—	—	—
Level 3	—	—	—	—	—	—

	$819,094	$1,033,970	$855,108	$1,143,738	$1,042,650	$1,303,204

10	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Quarterly Report, continued — March 31, 2009 (Unaudited)

As of March 31, 2009, there were no Level 3 securities held by the Funds.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Federal Income Taxes

At March 31, 2009, the cost of investment and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	2017 Retirement Distribution - A Shares	2017 Accelerated Distribution - A Shares	2027 Extended Distribution - A Shares

Cost of Investments	$962,319	$1,174,444	$1,023,048

Unrealized Appreciation	$—	$—	$—
Unrealized Depreciation	(143,225)	(140,474)	(167,940)

Net Unrealized Appreciation (Depreciation)	$(143,225)	$(140,474)	$(167,940)

	2017 Retirement Distribution - S Shares	2017 Accelerated Distribution - S Shares	2027 Extended Distribution - S Shares
Cost of Investments	$1,364,786	$1,187,058	$1,481,127

Unrealized Appreciation	$—	$—	$—
Unrealized Depreciation	(221,048)	(144,408)	(177,923)

Net Unrealized Appreciation (Depreciation)	$(221,048)	$(144,408)	$(177,923)

Notes to Quarterly Report	11

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Shareholder Requests for Additional Information — March 31, 2009 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7353.

12	Shareholder Requests for Additional Information

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date:	May 28, 2009

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	May 28, 2009